Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Summary of financial information by segment
The following tables summarize selected financial information by segment:

	Year ended Dec. 31, 2020			Year ended Dec. 31, 2019			Year ended Dec. 31, 2018
($ in millions)	EL	GMF	Total	EL	GMF	Total	EL	GMF	Total
Revenue	797.7	436.6	1,234.3	682.9	504.9	1,187.8	669.4	543.4	1,212.8
thereof Chemistry revenue	690.0	424.0	1,114.0	596.2	469.3	1,065.5	568.5	498.0	1,066.5
thereof Equipment revenue	107.7	12.6	120.3	86.7	35.6	122.3	100.9	45.4	146.3
Segment Adjusted EBITDA	259.0	104.9	363.9	241.6	138.5	380.1	227.2	146.5	373.7

Summary of reconciliation of Segment Adjusted EBITDA to consolidated net income
Reconciliation of Segment Adjusted EBITDA to consolidated net income follows:

($ in millions)	Year ended Dec. 31, 2020	Year ended Dec. 31, 2019	Year ended Dec. 31, 2018
EL Segment Adjusted EBITDA	259.0	241.6	227.2
GMF Segment Adjusted EBITDA	104.9	138.5	146.5
Gain on disposal of fixed assets (a)	—	6.1	—
Non-cash adjustments (b)	(250.7)	10.2	(16.9)
Foreign exchange loss (c)	(14.8)	2.4	0.2
Restructuring (d)	(2.5)	(13.4)	(14.8)
Eliminated product categories (e)	—	—	0.1
Transaction related costs (f)	(7.6)	(7.1)	(16.4)
Management fee (g)	(2.7)	(2.4)	(2.2)
COVID-19 adjustment (h)	(2.2)	—	—
Interest expense, net	(142.0)	(148.1)	(133.3)
Income taxes	(64.3)	(54.8)	(52.4)
Depreciation and amortization (excluding impairment charges)	(166.4)	(165.4)	(161.7)

Consolidated net income (loss)	(289.4)	7.6	(23.7)

(a)	Eliminates the cash impact of gains on the sale of fixed assets.
(b)
Eliminates the
non-cash
impact of (1) share-based compensation, (2) losses on the sale of fixed assets, (3) impairment charges, and
(4) mark-to-market
adjustments related to the Group’s foreign currency derivative and bifurcated embedded derivatives related to certain redemption features of the Opco Notes and Holdco Notes.

(c)	Eliminates net foreign currency transactional gains and losses.
(d)	Eliminates charges resulting from restructuring activities principally from the Group’s cost reduction efforts.
(e)
In 2016, the Group determined to discontinue the sale of products containing Chrome VI and to exit the product lines for soldermasks and resists for secondary imaging technology, which the Group refers to as the “EM” product line. Accordingly, this adjustment eliminates the EBITDA generated by sales of products containing Chrome VI and sales of products in the EM product line during the periods presented.

(f)
Reflects an adjustment to eliminate (1) purchase accounting and transaction fees incurred as part of the Acquisition, (2) fees associated with the foreign currency exchange derivatives entered into in conjunction with the Acquisition, and (3) professional fees paid to third-party advisors in connection with the implementation of strategic initiatives.

(g)	Reflects an adjustment to eliminate fees paid to Carlyle. These fees will cease to be paid after an initial public offering or similar event.
(h)
Eliminates extraordinary charges in connection with
COVID-19,
including $1.7 million for masks, sanitizers, and other
Covid-19
related expenses at certain plant and office locations and $0.5 million of expenses incurred during locally mandated shutdowns in China, Malaysia, and India.

Summary of non current assets by country	Non-current assets by country were as follows 5 :

($ in millions)	As of Dec. 31, 2020	As of Dec. 31, 2019
China	881.7	969.5
Germany	816.1	837.7
Other countries	1,044.7	1,171.2

Total	2,742.5	2,978.4